INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current:
Federal	$ 42,377,000	$ 31,312,000	$ 45,780,000
Foreign	14,259,000	13,215,000	13,442,000
State	8,112,000	1,937,000	8,889,000
Total current	64,748,000	46,464,000	68,111,000
Deferred:
Federal	185,076,000	100,206,000	148,367,000
Foreign	(4,117,000)	7,846,000	2,865,000
State	6,692,000	(2,361,000)	8,507,000
Total deferred	187,651,000	105,691,000	159,739,000
Total provision	252,399,000	152,155,000	227,850,000
Domestic and foreign income before income taxes and equity in income of affiliate
Domestic	666,073,000	389,383,000	571,028,000
Foreign	20,994,000	48,853,000	27,257,000
Income from continuing operations before income taxes and equity in income of affiliate	687,067,000	438,236,000	598,285,000
Deferred tax liabilities:
Property, plant and equipment	898,657,000	703,404,000
Available-for-sale securities	119,464,000	107,917,000
Other	62,000	136,000
Total deferred tax liabilities	1,018,183,000	811,457,000
Deferred tax assets:
Pension reserves	14,260,000	15,549,000
Self-insurance reserves	8,344,000	4,249,000
Net operating loss and foreign tax credit carryforwards	54,967,000	45,343,000
Financial accruals	36,672,000	31,102,000
Other	3,224,000	3,456,000
Total deferred tax assets	117,467,000	99,699,000
Valuation allowance	54,709,000	45,343,000
Net deferred tax assets	62,758,000	54,356,000
Net deferred tax liabilities	955,425,000	757,101,000
Effective income tax rates as compared to the U.S. Federal income tax rate
U.S. Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Effect of foreign taxes (as a percent)	1.00%	1.00%	1.00%
State income taxes (as a percent)	1.00%	(1.00%)	2.00%
Effective income tax rate (as a percent)	37.00%	35.00%	38.00%
Accrued interest and penalties related to unrecognized tax benefits	5,400,000	3,200,000
Reconciliation of the change in gross unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	5,549,000	5,244,000
Gross decreases - tax positions in prior periods	(249,000)
Gross increases - tax positions in prior periods	2,561,000	177,000
Gross increases - current period effect of tax positions	434,000	128,000
Expiration of statute of limitations for assessments	(1,417,000)
Unrecognized tax benefits at the end of the period	6,878,000	5,549,000	5,244,000
Liability for unrecognized tax benefits which would affect the effective tax rate if recognized	6,900,000	5,600,000
Operating Loss Carryforwards
Amount of foreign tax credit carryforwards for income tax purposes	44,000,000
State and Local jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	10,300,000
Foreign jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	$ 29,000,000